Investments (Tables)	12 Months Ended
Dec. 31, 2011
Equity Method Investments and Joint Ventures [Abstract]
Summarized Financial Information for Miller Coors
Summarized financial information for MillerCoors is as follows (in millions):
Condensed Balance Sheet

	As of
	December 31, 2011	December 31, 2010
Current assets	$810.9	$815.9
Non-current assets	8,861.7	8,972.1
Total assets	$9,672.6	$9,788.0
Current liabilities	$922.7	$932.9
Non-current liabilities	1,471.3	1,273.4
Total liabilities	2,394.0	2,206.3
Noncontrolling interests	36.7	30.5
Owners' equity	7,241.9	7,551.2
Total liabilities and equity	$9,672.6	$9,788.0
Results of Operations

	For the years ended
	December 31, 2011	December 31, 2010	December 31, 2009
Net sales	$7,550.2	$7,570.6	$7,574.3
Cost of goods sold	(4,647.9)	(4,686.3)	(4,720.9)
Gross profit	$2,902.3	$2,884.3	$2,853.4
Operating income(1)	$1,020.3	$1,078.9	$866.1
Net income attributable to MillerCoors(1)	$1,003.8	$1,057.0	$842.8

(1)
Fiscal year 2011 includes special charges of $60.0 million for a write-down in the value of the Sparks brand and a $50.9 million charge resulting from the planned assumption of the Milwaukee Brewery Worker's Pension Plan, an underfunded multi-employer pension plan. Fiscal year 2010 and fiscal year 2009 include special charges of $30.3 million and $49.4 million, respectively, primarily driven by pension curtailment losses and integration costs.

MCBC's proportional share in MillerCoors of net income reported under the equity method
The following represents MCBC's proportional share in MillerCoors' net income, reported under the equity method (in millions):

	For the years ended
	December 31, 2011	December 31, 2010	December 31, 2009
Net income attributable to MillerCoors	$1,003.8	$1,057.0	$842.8
MCBC economic interest	42%	42%	42%
MCBC proportionate share of MillerCoors net income	421.6	443.9	354.0
MillerCoors accounting policy elections(1)	—	—	7.3
Amortization of the difference between MCBC contributed cost basis and proportional share of the underlying equity in net assets of MillerCoors(2)	35.4	6.9	11.7
Share-based compensation adjustment(3)	0.9	5.3	9.0
Equity income in MillerCoors	$457.9	$456.1	$382.0

(1)
MillerCoors made its initial accounting policy elections upon formation, impacting certain asset and liability balances contributed by MCBC. Our investment basis in MillerCoors is based on the book value of the net assets we contributed to it. These adjustments reflect the impact on our investment in MillerCoors as a result of the differences resulting from accounting policy elections, the most significant of which was MillerCoors' election to value our contributed inventories using the first in, first out (FIFO) method, rather than the last in, first out (LIFO) method, which had been applied by us prior to the formation of MillerCoors, the impact of which was fully amortized in early 2009.

(2)
Our net investment in MillerCoors is based on the carrying values of the net assets contributed to the joint venture which is less than our proportional share of underlying equity (42%) of MillerCoors (contributed by both CBC and Miller) by approximately $589 million as of December 31, 2011. This difference, with the exception of goodwill and land, is being amortized as additional equity income over the remaining useful lives of the contributed long-lived amortizing assets. During the third quarter of 2011, MillerCoors recognized an impairment charge of $60.0 million associated with its Sparks brand intangible asset. Our portion, $25.2 million, or 42% of the charge, is offset by an adjustment to our basis amortization above. This adjustment represents accelerated amortization attributable to our proportionate share of the underlying basis of the asset class in which Sparks was contributed. The current basis difference combined with the $35.0 million recorded in 2008 and 2009 related to differences resulting from accounting policy elections must be considered to reconcile MillerCoors equity to our investment in MillerCoors.

(3)
The net adjustment is to record all share-based compensation associated with pre-existing equity awards to be settled in Class B common stock held by former CBC employees now employed by MillerCoors and to eliminate all share-based compensation impacts related to pre-existing SABMiller plc equity awards held by former Miller employees now employed by MillerCoors. As of the end of the second quarter of 2011, the share-based awards granted to former CBC employees now employed by MillerCoors became fully vested. As such, no further adjustments will be recorded related to these awards.

Financial Commitments Under The Distribution Contract With Tradeteam
Our approximate financial commitments under the distribution contract with Tradeteam based on foreign exchange rates as of December 31, 2011, are as follows:

Amount
(In millions)
2012	$135.1
2013	139.1
2014	143.3
2015	147.6
2016	152.0
Thereafter	277.6
Total	$994.7

Summarized Financial Information of Other Equity Method Investments
Summarized financial information for our other equity method investments combined is as follows (in millions):
Results of Operations

	For the years ended
	December 31, 2011	December 25, 2010	December 26, 2009
Net sales	$840.5	$810.4	$996.9
Cost of goods sold(1)	(747.7)	(700.9)	(704.6)
Gross profit	$92.8	$109.5	$292.3
Operating income	$51.1	$48.8	$47.0
Net Income	$42.4	$40.7	$22.0

(1)	Historical amounts adjusted to reflect current presentation.
Condensed Combined Balance sheets

	As of
	December 31, 2011	December 25, 2010
Current assets	$311.2	$410.9
Non-current assets	370.8	358.1
Total assets	$682.0	$769.0
Current liabilities	$379.4	$670.2
Non-current liabilities	271.6	99.3
Total liabilities	651.0	769.5
Owners' equity	31.0	(0.5)
Total liabilities and owners' equity	$682.0	$769.0
There were no significant undistributed earnings as of December 31, 2011, or December 25, 2010, for any of the companies included in other equity investments above.

Assets and Results of Operation of Consolidated Investments
The following summarizes the assets and results of operations of our consolidated joint ventures (including noncontrolling interests). None of our consolidated VIEs held debt as of December 31, 2011, or December 25, 2010.

	For the years ended/As of
	December 31, 2011			December 25, 2010			December 26, 2009
	Total Assets(1)	Revenues(2)	Pre-tax income	Total Assets(1)	Revenues(2)	Pre-tax income	Revenues(2)	Pre-tax income
	(In millions)
BRI	$—	$—	$—	$—	$—	$—	$40.4	$—
Grolsch	$20.4	$27.3	$3.9	$14.1	$30.1	$4.3	$37.8	$5.7
Cobra U.K.	$31.6	$40.1	$6.9	$32.7	$39.2	$6.9	$21.2	$1.9
Granville Island(3)	$—	$—	$—	$—	$—	$—	$4.6	$0.2

(1)	Excludes receivables from the Company.

(2)
Substantially all such sales for Grolsch are made to the Company, and as such, are eliminated in consolidation. The BRI revenues for 2009 represent the first two months prior to deconsolidation. Revenues for Cobra U.K. for the fiscal year 2009 reflect 6 months of activity.

(3)	During the second quarter of 2010, we acquired 100% of the outstanding stock and, as a result, Granville Island is no longer classified as a VIE